Asset Retirement Obligation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Information Related to Asset Retirement Obligation

The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2013	$200,831
Additions to asset retirement obligations	584
Accretion expense	1,425
Liabilities settled	(693)

Balance at March 31, 2014	$202,147

The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2011	$180,662
Additions to asset retirement obligations	5,434
Accretion expense	10,871
Liabilities settled	(7,308)

Balance at December 31, 2012	189,659
Additions to asset retirement obligations	3,741
Accretion expense	11,046
Liabilities settled	(3,615)

Balance at December 31, 2013	$200,831